4. EQUIPMENT	12 Months Ended
Dec. 31, 2019
Notes
4. EQUIPMENT	4. EQUIPMENT

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2018	$119,629	$107,494	$22,465	$249,588
Additions during the year	178	-	-	178
Disposal during the year	-	(34,581)	-	(34,581)
Exchange adjustment	4,459	4,006	837	9,302
As at December 31, 2018	124,266	76,919	23,302	224,487
Disposal during the year	-	(32,617)	-	(32,617)
Exchange adjustment	(8,199)	(5,074)	(1,537)	(14,810)
As at December 31, 2019	$116,067	$39,228	$21,765	$177,060

Accumulated depreciation
As at January 1, 2018	$97,927	$75,440	$20,104	$193,471
Depreciation for the year	12,305	10,291	1,200	23,796
Depreciation for the year related to disposals	-	(34,581)	-	(34,581)
Exchange adjustment	3,900	3,021	773	7,694
As at December 31, 2018	114,132	54,171	22,077	190,380
Depreciation for the year	3,337	9,990	1,165	14,492
Depreciation for the year related to disposals	-	(32,617)	-	(32,617)
Exchange adjustment	(7,591)	(3,757)	(1,477)	(12,825)
As at December 31, 2019	$109,878	$27,787	$21,765	$159,430

Net book value
As at January 1, 2018	$21,702	$32,054	$2,361	$56,117
As at December 31, 2018	$10,134	$22,748	$1,225	$34,107
As at December 31, 2019	$6,189	$11,441	$-	$17,630